SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of amortization periods by intangible asset classes (Detail)	Dec. 31, 2024
Student base | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	1 year 6 months
Student base | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	2 years
Trademark | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	3 years
Trademark | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	10 years
License | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	2 years 4 months 24 days
License | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	10 years